[Letterhead of Morgan, Lewis & Bockius LLP]




July 29, 2005


VIA EDGAR

U.S. Securities and Exchange Commission 100 F Street, N.E.
Washington, D.C.  20549

Re:      ACP Strategic Opportunities Fund II, LLC
         File No. 811-21031

Ladies and Gentlemen:

On behalf of our client, ACP Strategic Opportunities Fund II, LLC (the "Company"), we are filing an amendment to Schedule TO. This filing relates to the staff's comments to the Schedule TO filed on July 1, 2005.

Please direct any questions or comments you may have to me at 202.739.5498.

Sincerely,

/s/ Ryan F. Helmrich

Ryan F. Helmrich

cc:      Monica L. Parry, Esq.
         Stephanie Strid Davis